Employee benefit obligations - Principal defined benefit schemes (Details) - employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Metal Beverage Packaging | United Kingdom
Employee benefit obligations
Active members		467
Deferred members	808	478
Pensioners including dependents	475	385
Weighted average duration of defined benefit obligation	19 years	19 years
Metal Beverage Packaging | Germany
Employee benefit obligations
Active members	893	939
Deferred members	198	161
Pensioners including dependents	117	70
Weighted average duration of defined benefit obligation	21 years	22 years
Metal Beverage Packaging | North America
Employee benefit obligations
Active members	822	825
Deferred members	44	23
Pensioners including dependents	41	19
Weighted average duration of defined benefit obligation	20 years	19 years
Glass Packaging | United Kingdom
Employee benefit obligations
Deferred members	1,240	1,240
Pensioners including dependents	815	815
Weighted average duration of defined benefit obligation	21 years	20 years
Glass Packaging | Germany
Employee benefit obligations
Active members	977	1,027
Deferred members	689	747
Pensioners including dependents	783	775
Weighted average duration of defined benefit obligation	17 years	18 years
Glass Packaging | North America
Employee benefit obligations
Active members	3,827	4,193
Deferred members	2,638	2,589
Pensioners including dependents	6,571	6,455
Weighted average duration of defined benefit obligation	12 years	12 years